Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Other comprehensive (loss) income	$ (1,059)
Costs of hedging	54
Total attributable to owners
Other comprehensive (loss) income	(1,058)
Costs of hedging	$ 54